Notes Payables (Details) ¥ in Millions, $ in Millions	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Letter of credit [Member]
Notes Payable [Line Items]
Notes payable current	$ 1.9	¥ 14.0	$ 1.8	¥ 13.0